Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2018
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jun. 22, 2018
Document Effective Date	Jun. 22, 2018
Prospectus Date	Jul. 31, 2017
GuidePath® Growth Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPSTX
GuidePath® Conservative Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPTCX
GuidePath® Tactical Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPTUX
GuidePath® Absolute Return Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPARX
GuidePath® Multi-Asset Income Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPMIX
GuidePath® Flexible Income Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPIFX